Equity - share capital (Tables)	6 Months Ended
Dec. 31, 2023
Equity - share capital [Abstract]
Issued Capital
	31 Dec 2023	30 Jun 2023	31 Dec 2023	30 Jun 2023
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	2,111,412,147	2,098,818,267	257,169	255,364

Movement in Issued Capital
	Half year ended 31 Dec 2023 Number	Year ended 30 Jun 2023 Number	Half year ended 31 Dec 2023 $'000	Year ended 30 Jun 2023 $'000

Reconciliation of movement:
Balance at the beginning of the period	2,098,818,267	2,091,299,420	255,364	254,273
Exercise of unlisted options	357,715	-	84	-
Performance rights vested	12,236,165	7,518,847	1,732	1,103
Share issue costs	-	-	(11)	(12)

Balance at the end of the financial period	2,111,412,147	2,098,818,267	257,169	255,364